Significant Accounting Policies - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2024
Disclosure of changes in accounting estimates [line items]
Cost of Sales	€ 2.9	€ 10.6